Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio
September 30, 2021
VIPDCA-NPRT3-1121
1.808777.117
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	33,615	2,073,483
Entertainment - 2.9%
Roblox Corp. (b)	1,800	135,990
Sea Ltd. ADR (b)	2,800	892,444
Take-Two Interactive Software, Inc. (b)	7,500	1,155,525
Universal Music Group NV	81,100	2,160,616
Warner Music Group Corp. Class A	55,300	2,363,522
		6,708,097
Interactive Media & Services - 12.2%
Alphabet, Inc.:
Class A (b)	5,205	13,915,672
Class C (b)	1,744	4,648,301
Facebook, Inc. Class A (b)	24,400	8,281,116
Snap, Inc. Class A (b)	9,500	701,765
Tongdao Liepin Group (b)	102,800	145,705
Zoominfo Technologies, Inc. (b)	10,300	630,257
		28,322,816
Media - 0.7%
Cable One, Inc.	665	1,205,731
Nexstar Broadcasting Group, Inc. Class A	2,600	395,096
		1,600,827
TOTAL COMMUNICATION SERVICES		38,705,223
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.7%
Ferrari NV	7,600	1,589,312
Diversified Consumer Services - 0.9%
Laureate Education, Inc. Class A	117,700	1,999,723
Mister Car Wash, Inc.	6,900	125,925
		2,125,648
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A	4,100	687,775
Dalata Hotel Group PLC (b)	27,000	127,588
Flutter Entertainment PLC (b)	4,600	904,804
		1,720,167
Household Durables - 0.5%
D.R. Horton, Inc.	13,700	1,150,389
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (b)	2,475	8,130,474
Coupang, Inc. Class A (b)	1,800	50,130
Pinduoduo, Inc. ADR (b)	700	63,469
		8,244,073
Multiline Retail - 0.1%
Dollarama, Inc.	5,100	221,217
Specialty Retail - 0.3%
Victoria's Secret & Co.	14,700	812,322
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	700	501,340
LVMH Moet Hennessy Louis Vuitton SE	200	143,253
On Holding AG	500	15,065
Prada SpA	70,400	384,453
Samsonite International SA (a)(b)	225,600	484,477
		1,528,588
TOTAL CONSUMER DISCRETIONARY		17,391,716
CONSUMER STAPLES - 3.9%
Beverages - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	1,023	289,445
Monster Beverage Corp. (b)	29,200	2,593,836
		2,883,281
Household Products - 2.1%
Energizer Holdings, Inc.	29,000	1,132,450
Reckitt Benckiser Group PLC	26,129	2,052,700
The Clorox Co.	9,600	1,589,856
		4,775,006
Tobacco - 0.6%
Swedish Match Co. AB	171,000	1,496,693
TOTAL CONSUMER STAPLES		9,154,980
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Denbury, Inc. (b)	1,700	119,425
Reliance Industries Ltd.	8,200	277,743
		397,168
FINANCIALS - 8.0%
Banks - 1.5%
Comerica, Inc.	13,200	1,062,600
HDFC Bank Ltd. sponsored ADR	8,100	592,029
M&T Bank Corp.	8,600	1,284,324
Wintrust Financial Corp.	7,800	626,886
		3,565,839
Capital Markets - 3.2%
BlackRock, Inc. Class A	2,250	1,886,985
CME Group, Inc.	10,000	1,933,800
Franklin Resources, Inc.	29,900	888,628
Morningstar, Inc.	5,800	1,502,374
MSCI, Inc.	1,500	912,510
S&P Global, Inc.	600	254,934
		7,379,231
Consumer Finance - 1.1%
Capital One Financial Corp.	14,900	2,413,353
Insurance - 2.2%
American Financial Group, Inc.	9,300	1,170,219
American International Group, Inc.	14,000	768,460
Arthur J. Gallagher & Co.	18,900	2,809,485
BRP Group, Inc. (b)	11,300	376,177
		5,124,341
TOTAL FINANCIALS		18,482,764
HEALTH CARE - 15.3%
Biotechnology - 3.7%
Adamas Pharmaceuticals, Inc. (b)	50,000	245,500
Alnylam Pharmaceuticals, Inc. (b)	2,200	415,382
Applied Therapeutics, Inc. (b)	10,000	166,000
Cytokinetics, Inc. (b)	5,300	189,422
Erasca, Inc.	2,700	57,294
Evelo Biosciences, Inc. (b)	1,600	11,264
Gamida Cell Ltd. (b)	38,300	150,136
Hookipa Pharma, Inc. (b)	10,200	60,078
Horizon Therapeutics PLC (b)	19,500	2,136,030
Innovent Biologics, Inc. (a)(b)	36,000	346,689
Prelude Therapeutics, Inc.	800	25,000
Regeneron Pharmaceuticals, Inc. (b)	6,100	3,691,598
Rubius Therapeutics, Inc. (b)	6,100	109,068
Seres Therapeutics, Inc. (b)	4,500	31,320
Synlogic, Inc. (b)	32,200	98,210
Vertex Pharmaceuticals, Inc. (b)	3,100	562,309
Vor Biopharma, Inc. (b)	11,384	178,501
XOMA Corp. (b)	7,100	175,725
		8,649,526
Health Care Equipment & Supplies - 2.9%
Axonics Modulation Technologies, Inc. (b)	2,600	169,234
Danaher Corp.	6,500	1,978,860
Edwards Lifesciences Corp. (b)	13,700	1,550,977
Insulet Corp. (b)	400	113,692
Intuitive Surgical, Inc. (b)	1,900	1,888,885
Medacta Group SA (a)(b)	370	57,824
Nevro Corp. (b)	1,500	174,570
Penumbra, Inc. (b)	2,400	639,600
		6,573,642
Health Care Providers & Services - 4.6%
agilon health, Inc.	4,900	128,429
Guardant Health, Inc. (b)	3,000	375,030
HealthEquity, Inc.	11,100	718,836
Option Care Health, Inc. (b)	11,000	266,860
UnitedHealth Group, Inc.	23,500	9,182,390
		10,671,545
Health Care Technology - 0.3%
Certara, Inc.	4,200	139,020
Doximity, Inc.	400	32,280
Schrodinger, Inc. (b)	1,000	54,680
Simulations Plus, Inc. (c)	2,000	79,000
Veeva Systems, Inc. Class A (b)	1,300	374,621
		679,601
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (b)	1,500	218,370
Berkeley Lights, Inc. (b)(c)	18,300	357,948
Bio-Techne Corp.	1,100	533,027
Bruker Corp.	16,200	1,265,220
Codexis, Inc. (b)	9,000	209,340
Nanostring Technologies, Inc. (b)	500	24,005
Olink Holding AB ADR (b)	800	19,400
		2,627,310
Pharmaceuticals - 2.7%
Aclaris Therapeutics, Inc. (b)	6,700	120,600
Eli Lilly & Co.	16,800	3,881,640
Revance Therapeutics, Inc. (b)	8,100	225,666
Zoetis, Inc. Class A	10,700	2,077,298
		6,305,204
TOTAL HEALTH CARE		35,506,828
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.5%
Airbus Group NV (b)	16,100	2,134,472
Axon Enterprise, Inc. (b)	2,000	350,040
HEICO Corp. Class A	5,300	627,679
Northrop Grumman Corp.	5,100	1,836,765
TransDigm Group, Inc. (b)	1,200	749,484
		5,698,440
Airlines - 0.9%
Ryanair Holdings PLC sponsored ADR (b)	19,000	2,091,140
Building Products - 0.2%
Builders FirstSource, Inc. (b)	9,975	516,107
Construction & Engineering - 0.5%
Fluor Corp. (b)	58,800	939,036
Willscot Mobile Mini Holdings (b)	9,700	307,684
		1,246,720
Electrical Equipment - 1.3%
Ballard Power Systems, Inc. (b)(c)	800	11,240
Bloom Energy Corp. Class A (b)(c)	3,900	73,008
Ceres Power Holdings PLC (b)	15,200	218,394
Eaton Corp. PLC	6,100	910,791
Encore Wire Corp.	2,700	256,041
Generac Holdings, Inc. (b)	4,000	1,634,680
		3,104,154
Industrial Conglomerates - 1.8%
General Electric Co.	39,500	4,069,685
Machinery - 2.0%
Deere & Co.	4,200	1,407,294
Ingersoll Rand, Inc. (b)	38,500	1,940,785
Otis Worldwide Corp.	15,500	1,275,340
		4,623,419
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	3,300	166,386
Professional Services - 3.2%
CACI International, Inc. Class A (b)	6,945	1,820,285
Clarivate Analytics PLC (b)	22,700	497,130
Dun & Bradstreet Holdings, Inc. (b)	25,800	433,698
Equifax, Inc.	4,100	1,039,022
Experian PLC	37,314	1,563,089
KBR, Inc.	37,000	1,457,800
Upwork, Inc. (b)	14,700	661,941
		7,472,965
Road & Rail - 0.6%
Uber Technologies, Inc. (b)	31,400	1,406,720
Trading Companies & Distributors - 0.8%
Ferguson PLC	12,700	1,763,038
TOTAL INDUSTRIALS		32,158,774
INFORMATION TECHNOLOGY - 30.5%
Electronic Equipment & Components - 0.6%
Jabil, Inc.	2,500	145,925
Zebra Technologies Corp. Class A (b)	2,400	1,237,008
		1,382,933
IT Services - 3.5%
Adyen BV (a)(b)	310	866,563
Amadeus IT Holding SA Class A (b)	16,400	1,078,658
Cloudflare, Inc. (b)	3,700	416,805
MongoDB, Inc. Class A (b)	3,500	1,650,285
Snowflake Computing, Inc.	500	151,215
Square, Inc.	2,900	695,536
VeriSign, Inc. (b)	4,000	820,040
Visa, Inc. Class A	10,900	2,427,975
		8,107,077
Semiconductors & Semiconductor Equipment - 6.4%
Aixtron AG	20,200	502,225
ASML Holding NV	2,300	1,713,753
Enphase Energy, Inc. (b)	4,600	689,862
NVIDIA Corp.	35,200	7,292,032
Qualcomm, Inc.	28,200	3,637,236
SolarEdge Technologies, Inc. (b)	1,300	344,786
Universal Display Corp.	3,800	649,648
		14,829,542
Software - 16.7%
Adobe, Inc. (b)	9,800	5,642,056
Autodesk, Inc. (b)	2,000	570,340
Coupa Software, Inc. (b)	3,800	832,884
Crowdstrike Holdings, Inc. (b)	1,300	319,514
CyberArk Software Ltd. (b)	8,300	1,309,906
Epic Games, Inc. (b)(d)(e)	156	138,060
FireEye, Inc. (b)	111,900	1,991,820
Intuit, Inc.	3,100	1,672,481
Manhattan Associates, Inc. (b)	7,700	1,178,331
Microsoft Corp.	76,100	21,454,112
Palo Alto Networks, Inc. (b)	6,800	3,257,200
SentinelOne, Inc.	1,000	53,570
Volue A/S	22,500	123,924
		38,544,198
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	46,060	6,517,490
Samsung Electronics Co. Ltd.	18,730	1,160,654
		7,678,144
TOTAL INFORMATION TECHNOLOGY		70,541,894
MATERIALS - 2.5%
Chemicals - 2.2%
Albemarle Corp. U.S.	5,800	1,270,026
Axalta Coating Systems Ltd. (b)	11,800	344,442
Azelis Group NV	3,800	119,128
Corbion NV	3,200	154,611
Sherwin-Williams Co.	7,900	2,209,867
The Chemours Co. LLC	32,900	956,074
		5,054,148
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	22,100	409,162
Lynas Rare Earths Ltd. (b)	40,722	192,702
MP Materials Corp. (b)(c)	3,500	112,805
		714,669
TOTAL MATERIALS		5,768,817
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Prologis (REIT), Inc.	19,700	2,470,971
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (d)(f)	22,979	170,045
TOTAL REAL ESTATE		2,641,016
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	6,700	260,027
Brookfield Renewable Partners LP	2,900	107,039
		367,066
TOTAL COMMON STOCKS (Cost $153,945,812)		231,116,246

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (d)(e)	5,300	22,234
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (b)(d)(e)	17,672	85,002
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (b)(d)(e)	3,438	148,522
Series C3 (b)(d)(e)	4,298	185,674
Series C4 (b)(d)(e)	1,252	54,086
Series C5 (d)(e)	2,617	113,054
		501,336
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		608,572

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h) (Cost $272,212)	272,185	272,212

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $154,729,858)	231,997,030
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(490,067)
NET ASSETS - 100.0%	231,506,963

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,829,036 or 1.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $916,677 or 0.4% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584
Doma Holdings, Inc.	3/02/21	229,790
ElevateBio LLC Series C	3/09/21	22,234
Epic Games, Inc.	3/29/21	138,060
Illuminated Holdings, Inc. Series C2	7/07/20	85,950
Illuminated Holdings, Inc. Series C3	7/07/20	128,940
Illuminated Holdings, Inc. Series C4	1/08/21	45,072
Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,799,442	36,495,146	38,294,577	748	(11)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,225,037	6,816,602	7,769,427	9,254	-	-	272,212	0.0%
Total	3,024,479	43,311,748	46,064,004	10,002	(11)	-	272,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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